UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	August 31
Date of Reporting Period:	May 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund                                                                     as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.0%

Security	Shares	Value
Aerospace & Defense — 0.7%
Honeywell International, Inc.	300,000	$17,373,000
		$17,373,000
Auto Components — 0.7%
Johnson Controls, Inc.	159,300	$17,475,210
		$17,475,210
Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	196,000	$45,240,720
Merrill Lynch & Co., Inc.	200,000	18,546,000
		$63,786,720
Chemicals — 0.1%
Altana AG (1)	59,000	$1,440,446
		$1,440,446
Commercial Banks — 13.0%
Allied Irish Banks PLC (1)	332,000	$10,030,028
Anglo Irish Bank Corp. PLC (1)	554,000	13,007,996
Bank of Ireland (1)	771,700	16,663,723
Bank of Nova Scotia (1)	206,600	10,410,574
Barclays PLC (1)	2,792,028	39,878,408
BNP Paribas SA (1)	376,000	45,592,449
Canadian Imperial Bank of Commerce (1)	200,000	19,206,809
HBOS PLC (1)	313,500	6,738,299
KBC Groep NV (1)	87,300	12,044,769
Societe Generale (1)	213,540	41,596,605
U.S. Bancorp	400,000	13,832,000
UniCredito Italiano SPA (1)	3,671,000	34,482,914
Wachovia Corp.	900,000	48,771,000
		$312,255,574
Commercial Services & Supplies — 1.1%
Biffa PLC (1)	1,000,000	$6,495,985
R.R. Donnelley & Sons Co.	450,000	19,269,000
		$25,764,985
Communications Equipment — 0.8%
Nokia Oyj ADR	750,000	$20,535,000
		$20,535,000
Diversified Financial Services — 6.6%
Bank of America Corp.	771,300	$39,112,623
Citigroup, Inc.	1,109,630	60,463,739
JPMorgan Chase & Co.	1,126,400	58,381,312
		$157,957,674

Diversified Telecommunication Services — 10.7%
AT&T, Inc.	2,228,750	$92,136,525
BT Group PLC (1)	6,250,000	40,750,838
Embarq Corp.	45,000	2,891,700
Telefonos de Mexico SA de CV ADR	1,700,000	68,748,000
Telenor ASA (1)	756,900	14,679,901
TeliaSonera AB (1)	5,059,000	37,490,430
Windstream Corp.	51,696	776,474
		$257,473,868
Electric Utilities — 12.4%
E. ON AG (1)	500,000	$82,144,704
Edison International	1,500,000	87,405,000
Entergy Corp.	50,000	5,645,000
Exelon Corp.	75,000	5,850,000
FirstEnergy Corp.	350,000	24,230,500
Fortum Oyj (1)	1,200,000	39,461,805
FPL Group, Inc.	400,000	25,572,000
Iberdrola SA (1)	483,349	27,742,565
		$298,051,574
Electrical Equipment — 1.6%
Cooper Industries, Ltd., Class A (1)	450,000	$24,111,000
Emerson Electric Co.	300,000	14,535,000
		$38,646,000
Food Products — 0.9%
Kraft Foods, Inc., Class A	622,821	$21,076,263
		$21,076,263
Hotels, Restaurants & Leisure — 1.2%
Compass Group PLC (1)	2,550,000	$19,011,884
Starwood Hotels & Resorts Worldwide, Inc.	130,000	9,369,100
		$28,380,984
Household Durables — 1.0%
Stanley Works (The)	400,000	$25,292,000
		$25,292,000
Household Products — 0.5%
Kimberly-Clark Corp.	184,500	$13,092,120
		$13,092,120
Industrial Conglomerates — 3.6%
General Electric Co.	873,100	$32,811,098
Siemens AG (1)	410,000	54,072,123
		$86,883,221

Insurance — 1.4%
Fidelity National Title Group, Inc., Class A	100,000	$2,804,000
Lincoln National Corp.	415,430	30,118,675
		$32,922,675
Machinery — 3.2%
Atlas Copco, Class A (1)(2)	2,542,000	$42,798,427
Atlas Copco AB (1)	1,271,000	7,336,458
Caterpillar, Inc.	350,000	27,503,000
		$77,637,885
Media — 0.5%
Regal Entertainment Group, Class A	520,000	$11,897,600
		$11,897,600
Metals & Mining — 5.9%
Alcan, Inc. (1)	231,000	$20,041,560
Cia Vale do Rio Doce ADR	975,000	44,313,750
Freeport-McMoRan Copper & Gold, Inc.	163,882	12,897,513
ThyssenKrupp AG (1)	1,020,000	59,588,122
Worthington Industries, Inc.	250,000	5,277,500
		$142,118,445
Multi-Utilities — 6.0%
National Grid PLC (1)	1,487,431	$23,048,498
RWE AG (1)	800,000	90,711,990
Sempra Energy	500,000	30,660,000
		$144,420,488
Oil, Gas & Consumable Fuels — 15.2%
BP PLC ADR	740,000	$49,587,400
Cairn Energy PLC (1)(2)	284,375	9,926,573
Chevron Corp.	900,000	73,341,000
ConocoPhillips	720,000	55,749,600
Husky Energy, Inc. (1)	386,000	32,187,728
Marathon Oil Corp.	757,500	93,786,075
Neste Oil Oyj (1)	300,000	11,325,388
Peabody Energy Corp.	500,000	27,020,000
Statoil ASA (1)	475,000	12,964,597
		$365,888,361
Pharmaceuticals — 2.7%
Johnson & Johnson	178,000	$11,262,060
Pfizer, Inc.	1,006,500	27,668,685
Wyeth	438,000	25,333,920
		$64,264,665

Real Estate Investment Trusts (REITs) — 1.3%
Boston Properties, Inc.	261,600	$30,261,888
Host Hotels & Resorts, Inc.	79,586	2,031,035
		$32,292,923
Specialty Retail — 0.5%
Limited, Inc. (The)	500,000	$13,125,000
		$13,125,000
Textiles, Apparel & Luxury Goods — 1.1%
VF Corp.	275,000	$25,789,500
		$25,789,500
Thrifts & Mortgage Finance — 1.1%
Washington Mutual, Inc.	600,000	$26,232,000
		$26,232,000
Tobacco — 2.7%
Altria Group, Inc.	900,000	$63,990,000
		$63,990,000
Water Utilities — 1.1%
Kelda Group PLC (1)	252,710	$5,107,347
Severn Trent PLC (1)	666,666	20,724,820
		$25,832,167
Wireless Telecommunication Services — 0.8%
Sprint Nextel Corp.	900,000	$20,565,000
		$20,565,000
Total Common Stocks (identified cost $1,452,500,994)		$2,432,461,348

Preferred Stocks — 27.0%

Security	Shares	Value
Auto Components — 0.6%
Porsche International Finance PLC, 7.20% (1)(3)	145,000	$14,983,067
		$14,983,067
Capital Markets — 0.7%
UBS Preferred Funding Trust I, 8.622% (1)(3)(4)	150,000	$16,582,800
		$16,582,800
Commercial Banks — 9.8%
Abbey National Capital Trust I, 8.963% (1)(3)(4)	100,000	$13,385,450
ABN AMRO North America Capital Funding Trust, 6.968% (1)(4)(5)	1,250	1,326,172
Barclays Bank PLC, 6.86% (1)(3)(4)(5)	35,000	3,787,528
Barclays Bank PLC, 8.55% (1)(3)(4)(5)	141,000	16,162,069

BNP Paribas Capital Trust, 9.003% (1)(3)(4)(5)	53,950	$6,143,233
CA Preferred Fund Trust II, 7.00% (1)(3)	50,000	5,108,290
CA Preferred Fund Trust, 7.00% (1)(3)	255,000	25,941,175
Cobank, ABC, 7.00% (5)	400,000	20,128,800
DB Capital Funding II, 6.55%	200,000	5,075,000
DB Capital Funding VIII, 6.375%	489,000	12,273,900
Den Norske Bank, 7.729% (1)(3)(4)(5)	160,000	17,689,712
First Republic Bank, 6.70%	351,700	9,038,690
First Tennessee Bank, 6.17% (4)(5)	2,775	2,846,109
HBOS PLC, 6.657% (1)(4)(5)	100,000	9,806,200
HSBC Capital Funding LP, 10.176% (1)(3)(4)(5)	17,500	2,582,550
HSBC Capital Funding LP, 9.547% (1)(3)(4)(5)	135,000	15,530,265
Lloyds TSB Bank PLC, 6.90% (1)(3)	110,000	11,040,216
Royal Bank of Scotland Group PLC, 9.118% (1)(3)	256,250	28,388,682
Santander Finance Preferred UNIP, 6.80% (1)(5)	150,000	3,726,570
Santander Finance Preferred UNIP, 6.50% (1)(5)	135,000	3,277,976
Standard Chartered PLC, 6.409% (1)(3)(4)(5)	125,000	12,507,400
Standard Chartered PLC, 7.014% (1)(3)(4)(5)	60,000	5,993,580
US Bancorp, Series B, 5.92% (4)	135,000	3,555,900
		$235,315,467
Diversified Financial Services — 1.2%
Bank of America Corp., Series D, 6.204%	400,000	$10,396,000
ING Groep NV, 6.125% (1)	225,000	5,562,000
ING Groep NV, 7.20% (1)	359,655	9,070,499
IXE Banco SA, 9.75% (1)(3)(5)	30,000	3,169,770
		$28,198,269
Electric Utilities — 0.2%
Interstate Power & Light Co., 7.10%	181,400	$4,888,730
		$4,888,730
Food Products — 0.7%
Dairy Farmers of America, 7.875% (5)	120,750	$12,278,766
Ocean Spray Cranberries, Inc., 6.25% (5)	47,500	3,991,487
		$16,270,253
Gas Utilities — 0.8%
Southern Union Co., 7.55%	750,000	$19,237,500
		$19,237,500
Insurance — 5.5%
Aegon NV, 6.375% (1)	23,000	$575,230
Aegon NV, 6.50% (1)	77,000	1,936,550
Arch Capital Group, Ltd., 7.875% (1)	60,500	1,576,025
Arch Capital Group, Ltd., 8.00% (1)	424,500	11,198,310
AXA SA, 6.463% (1)(3)(5)	40,000	3,971,080
AXA, 7.10% (1)(3)	200,000	20,120,940
Endurance Specialty Holdings, Ltd., 7.75% (1)	317,500	8,302,625

ING Capital Funding Trust III, 8.439% (1)(3)(4)	105,750	$11,906,794
MetLife, Inc., 6.50%	289,000	7,493,770
PartnerRe, Ltd., 6.50% (1)	25,000	618,750
Prudential PLC, 6.50% (1)(3)	240,000	24,144,072
Ram Holdings, Ltd., 7.50% (1)(4)(5)	13,000	13,134,875
RenaissanceRe Holdings, Ltd., 6.08% (1)	199,100	4,563,372
RenaissanceRe Holdings, Ltd., 6.60% (1)	160,000	3,900,800
Zurich Regcaps Fund Trust I, 6.58% (1)(4)(5)	6,000	6,075,000
Zurich Regcaps Fund Trust VI, 6.07% (1)(4)(5)	12,500	12,636,719
		$132,154,912
Real Estate Investment Trusts (REITs) — 6.8%
AMB Property Corp., 6.75%	426,000	$10,615,920
Colonial Properties Trust, 8.125%	577,000	14,719,270
Developers Diversified Realty Corp., 7.375%	160,000	4,056,000
Developers Diversified Realty Corp., 8.00%	250,000	6,327,500
Health Care REIT, Inc., 7.875%	170,100	4,332,447
Prologis Trust, 6.75%	1,500,000	37,875,000
PS Business Parks, Inc., 6.70%	400,000	9,740,000
PS Business Parks, Inc., 7.95%	400,000	10,604,000
Public Storage, Inc., 6.85%	1,000,000	25,031,300
Regency Centers Corp., 7.45%	45,000	1,129,500
Vornado Realty Trust, 7.00%	1,600,000	40,250,080
		$164,681,017
Thrifts & Mortgage Finance — 0.7%
Federal Home Loan Mortgage Corp., Series S, 5.849% (4)	47,500	$2,493,750
Indymac Bank FSB, 8.50% (5)	600,000	15,277,500
		$17,771,250
Total Preferred Stocks (identified cost $655,419,725)		$650,083,265

Other Issues — 0.0%

Security	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares (1)(2)(3)	350,000	$0
Scottish Power PLC, Deferred Shares (1)(2)(3)	1,366,666	0
Total Other Issues (identified cost, $0)		$0

Short-Term Investments — 0.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (6)	13,666	$13,666,214
Total Short-Term Investments (identified cost, $13,666,214)		$13,666,214
Total Investments — 128.6% (identified cost $2,121,586,933)		$3,096,210,827
Other Assets, Less Liabilities — 0.5%		$11,145,527
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (29.1)%		$(700,537,111)
Net Assets Applicable to Common Shares — 100.0%		$2,406,819,243

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)		Variable rate security. The stated interest rate represents the rate in effect at May 31, 2007.
(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate value of the securities is $192,043,361 or 8.0% of the Fund’s net assets.

(6)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2007.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	58.4%	$1,806,968,717
United Kingdom	10.2%	315,010,665
Germany	9.3%	287,957,385
France	4.8%	148,473,772
Sweden	2.8%	87,625,315
Canada	2.6%	81,846,671
Bermuda	2.2%	67,405,757
Ireland	1.8%	54,684,815
Finland	1.6%	50,787,193
Norway	1.5%	45,334,210
Switzerland	1.1%	35,294,519
Spain	1.1%	34,747,111
Italy	1.1%	34,482,914
Netherlands	1.0%	30,377,245
Belgium	0.4%	12,044,768
Mexico	0.1%	3,169,770
Total	100%	$3,096,210,827

The Fund did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at May 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,122,504,033
Gross unrealized appreciation	$1,003,960,826
Gross unrealized depreciation	(30,254,032)
Net unrealized appreciation	$973,706,794

The net unrealized appreciation on foreign currency at May 31, 2007 was $20,986.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	July 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President
Date:	July 17, 2007
By:	/s/ Barbara E, Campbell
Barbara E. Campbell
Treasurer
Date:	July 17, 2007